Lease and Commitments	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Lease and Commitments

NOTE 3 – LEASE AND COMMITMENTS

Rent expense for the three-month periods ended December 31, 2020 and December 31, 2019 were $13,343 and $13,434, respectively. Rent expense for the nine-month periods ended December 31, 2020 and December 31, 2019 were $40,479 and $37,679, respectively.

The Company entered into an eighty-four-month lease for 3,577 square feet of newly constructed office, laboratory and warehouse space located in Edina, Minnesota on May 3, 2017. The Company resided in the facility starting in November of 2017. The base rent started as $2,078 per month with 2% increases annually and the Company is responsible for its proportional share of common space expenses, property taxes, and building insurance. The base rent as of December 31, 2020 is $2,162. This lease is terminable by the landlord if damage causes the property to no longer be utilized as an integrated whole and by the Company if damage causes the facility to be unusable for a period of 45 days. On January 8th, 2020, the Company entered into a lease amendment whereby agreed to extend the lease term through November of 2026 in exchange for receipt of a loan of $42,500 recorded to notes payable and a grant of $7,500, which has been recorded to accrued expenses and will be amortized over the remainder of the lease term.

The following is a maturity analysis of the annual undiscounted cash flows of the operating lease liabilities as of December 31, 2020:

Year Ended March 31,
2021	$6,614
2022	26,634
2023	27,167
2024	27,710
2025	28,265
Thereafter	48,305
$164,695
Less: Amount representing interest	(345)
Present value of lease liabilities	$164,350

In compliance with ASC 842, the Company recognized, based on the extended lease term to November 2026 and a treasury rate of 0.12%, an operating lease right-to-use assets for approximately $189,600 and corresponding and equal operating lease liabilities for the lease of our facility in Edina, MN. As of December 31, 2020, the Company only had one operating lease so that the remaining lease term and weighted average discount rate are approximately 6 years and 0.12%, respectively.

December 31, 2020
Present value of future base rent lease payments	$164,350
Base rent payments included in prepaid expenses	-
Present value of future base rent lease payments – net	$164,350

As of December 31, 2020, the present value of future base rent lease payments – net is classified between current and non-current assets and liabilities as follows:

December 31, 2020
Operating lease right-of-use asset	$164,350
Total operating lease assets	164,350

Operating lease current liability	26,450
Operating lease other liability	137,900
Total operating lease liabilities	$164,350

Pursuant to a lease wherein our subsidiary, Gel-Del Technologies, Inc., was the lessee until and through the lease’s termination in fiscal year 2017-2018, the Company had recorded as of those fiscal years approximately $330,000 as a potential payable to the lessor, which this liability remains as of December 31, 2020 and is included in accounts payable.

NOTE 14 – LEASE AND COMMITMENTS

Rent expense for the years ended March 31, 2020 and March 31, 2019 were $51,292 and $69,758, respectively.

On July 2nd, 2018 the Company gave its manufacturing contractor in Rochester, MN a 90-day notice to cancel the lease and agreement, which it had the right to do so, under which the Company was renting manufacturing and office space; while the Company has yet to recognize any expense directly related to this lease termination through the date of this filing besides approximately $2,000 in moving and labor costs. Subsequently, the Company entered into a one-year agreement on July 13, 2018 with a 60-day notice of termination clause for 1,000 square feet of manufacturing and office space in White Bear Lake, MN.

The Company entered into an eighty-four-month lease for 3,577 square feet of newly constructed office, laboratory and warehouse space located in Edina, Minnesota on May 3, 2017. The Company resided in the facility starting in November of 2017. The base rent is $2,078 per month and the Company is responsible for its proportional share of common space expenses, property taxes, and building insurance. This lease is terminable by the landlord if damage causes the property to no longer be utilized as an integrated whole and by the Company if damage causes the facility to be unusable for a period of 45 days. The Company entered into a lease amendment whereby the lease term was extended through November of 2026 in exchange for a loan of $42,500 and a grant of $7,500 for lease improvements. Through the balance sheet date, the Company has received $15,000 in loan proceeds and expects to receive the remaining loan amount of $27,500 and grant amount of $7,500 if certain criteria are met relating to the build out of our Edina facility; some of these criteria are not contingent upon the Company’s performance.

The following is a maturity analysis of the annual undiscounted cash flows of the operating lease liabilities as of March 31, 2020:

Year Ended March 31,
2021	$24,936
2022	24,936
2023	24,936
2024	24,936
2025	24,936
Thereafter	29,092
$153,772
Less: Amount representing interest	(5,080)
Present value of lease liabilities	$148,692

In compliance with ASC 842 the Company adopted new guidance in relation to lease accounting on April 1, 2019 whereby we recognized operating lease right-to-use assets and corresponding and equal operating lease liabilities for the lease of our facility in Edina, MN. As of March 31, 2020, planned future base rent lease payments total $153,772, which has been discounted to $148,693 using the 52-week treasury bill coupon equivalent discount rate of 2.18% and a present value model. As of March 31, 2020, the Company only had one operating lease so that the remaining lease term and weighted average discount rate are approximately 7 years and 2.18%, respectively.

March 31, 2020
Present value of future base rent lease payments	$148,692
Base rent payments included in prepaid expenses	-
Present value of future base rent lease payments – net	$148,692

As of March 31, 2020, the present value of future base rent lease payments – net is classified between current and non-current assets and liabilities as follows:

March 31, 2020
Operating lease right-of-use asset	$148,693
Total operating lease assets	148,693

Operating lease current liability	24,791
Operating lease other liability	123,901
Total operating lease liabilities	$148,692

Pursuant to a lease wherein our subsidiary, Gel-Del Technologies, Inc., was the lessee until the lease’s termination in 2017, the Company owes approximately $330,000 to the lessor as of March 31, 2020; this amount is included in accounts payable.